Bonds and Borrowings (Tables)	12 Months Ended
Mar. 31, 2021
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Schedule of Components of Bonds and Borrowings
The components of bonds and borrowings are as follows:

	Yen in millions
	March 31,
	2020	2021
Current portion of long-term borrowings	4,464	3,834
Current portion of bonds	9,992	—
Long-term borrowings, less current portion	50,584	56,750
Bonds, less current portion	9,983	9,991

Total	75,023	70,575

Bonds and borrowings (current)	14,456	3,834
Bonds and borrowings (non-current)	60,567	66,741

Schedule of Composition of the Bonds
The composition of the bonds are as follows:

		Yen in millions
Name of Bond	Issue date	Principal amount in contractual currency	March 31,		Interest rate	Maturity
			2020	2021
1st Unsecured Bonds	June 2015	10,000	9,983	9,991	0.67%	June 2022
2nd Unsecured Bonds	December 2015	10,000	9,992	—	0.42%	December 2020

			19,975	9,991

Schedule of Composition of the Borrowings

The composition of the borrowings are as follows:

	Yen in millions
Instruments	Original principal amount	Carrying amount at March 31,		Interest rate	Maturity
		2020	2021
2010 fixed rate loans	1,000	50	—	1.55%	June 2020
2014 fixed rate loans	5,500	582	—	1.56%	December 2020
2015 variable rate loans	5,000	1,430	716	3-month TIBOR + 0.3%	March 2022
2017 fixed rate loans	13,000	13,000	13,000	0.67%	December 2027
2017 variable rate loans	47,000	39,986	36,868	3-month TIBOR + 0.35%	December 2032
2020 fixed rate loans	10,000	—	10,000	0.35%	December 2025

		55,048	60,584

Summary of Changes in Liabilities Accompanying Changes in Cash Flows from Financing Activities
Changes in liabilities accompanying changes in cash flows from financing activities are as follows:
Year ended March 31, 2020

	Yen in millions
	Balance at the beginning of the year	Cash flows from financing activities	Changes by non-cash elements			Balance at the end of the year
			Acquisition	Foreign exchange movement	Other
Bonds	19,956	—	—	—	19	19,975
Long-term borrowings	59,850	(4,802)	—	—	—	55,048

Total	79,806	(4,802)	—	—	19	75,023

Year ended March 31, 2021

	Yen in millions
	Balance at the beginning of the year	Cash flows from financing activities	Changes by non-cash elements			Balance at the end of the year
			Acquisition	Foreign exchange movement	Other
Bonds	19,975	(10,000)	—	—	16	9,991
Long-term borrowings	55,048	5,536	—	—	—	60,584

Total	75,023	(4,464)	—	—	16	70,575